7. Income Tax (Tables) (June 2019 Note)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	2019	2018
Deferred Tax Assets:
NOL Carryover	$152,765	$127,772
Less valuation allowance	(152,765)	(127,772)
Net deferred tax assets	$–	$–